Net financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net financial expense
Financial interest and amortized cost of the non-convertible bonds	€ (817)	€ (1,125)	€ (189)
Changes in fair value of convertible notes	(10,080)	(1,867)
Other financial expenses	(231)	(51)	(38)
Transaction costs related to the issuance of convertible notes	(453)	(320)
Net financial income related to Negma returning to Biophytis damages paid	34
Other financial income	1	4	10
Foreign exchange gains (losses)	(29)	14	19
Net financial expense	€ (11,575)	€ (3,344)	€ (198)